Schedule of Investments ─ IQ Candriam U.S. Mid Cap Equity ETF (formerly, IQ Candriam ESG U.S. Mid Cap Equity ETF)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Communication Services — 3.5%
AMC Entertainment Holdings, Inc., Class A*	41,302	$205,271
Frontier Communications Parent, Inc.*	17,470	318,129
Interpublic Group of Cos., Inc. (The)	30,813	1,054,729
New York Times Co. (The), Class A	12,979	529,024
News Corp., Class A	30,502	604,550
News Corp., Class B	8,519	171,317
Nexstar Media Group, Inc.	2,812	525,057
Roku, Inc.*	9,713	935,070
ZoomInfo Technologies, Inc.*	22,907	585,732

Total Communication Services		4,928,879

Consumer Discretionary — 18.2%
Advance Auto Parts, Inc.	4,745	352,981
Aramark	20,831	840,947
Autoliv, Inc.	6,916	698,032
Bath & Body Works, Inc.	18,219	675,196
Burlington Stores, Inc.*	5,226	928,242
CarMax, Inc.*	12,673	1,046,917
Crocs, Inc.*	4,831	523,439
Deckers Outdoor Corp.*	2,101	1,142,293
Domino’s Pizza, Inc.	2,851	1,131,106
Gentex Corp.	18,786	630,834
H&R Block, Inc.	12,164	408,832
Harley-Davidson, Inc.	11,635	449,227
Hasbro, Inc.	10,263	662,579
Hyatt Hotels Corp., Class A	3,712	469,011
Kohl’s Corp.	8,350	237,558
Lear Corp.	4,745	734,336
Leggett & Platt, Inc.	10,469	306,323
Levi Strauss & Co., Class A	6,782	102,205
Lithia Motors, Inc.	2,146	666,397
LKQ Corp.	20,368	1,115,963
Macy’s, Inc.	21,532	357,216
Marriott Vacations Worldwide Corp.	2,748	353,145
Mohawk Industries, Inc.*	4,251	452,051
Newell Brands, Inc.	32,960	367,834
Norwegian Cruise Line Holdings Ltd.*	33,567	740,824
Planet Fitness, Inc., Class A*	6,637	448,263
Polaris, Inc.	4,315	586,150
PVH Corp.	5,031	450,979
Ralph Lauren Corp.	3,241	425,641
RH*	1,507	584,972
Royal Caribbean Cruises Ltd.*	17,709	1,932,229
Tapestry, Inc.	18,903	815,664
Toll Brothers, Inc.	8,807	707,466
TopBuild Corp.*	2,534	694,139
Travel + Leisure Co.	6,010	244,787
Vail Resorts, Inc.	3,207	755,216
Valvoline, Inc.	13,753	522,201
VF Corp.	29,552	585,425
Visteon Corp.*	2,241	345,316
Wendy’s Co. (The)	15,678	336,920
Williams-Sonoma, Inc.	5,233	725,503
Wyndham Hotels & Resorts, Inc.	6,781	528,376

Total Consumer Discretionary		26,082,735

Consumer Staples — 4.5%
BJ’s Wholesale Club Holdings, Inc.*	10,653	706,400
Bunge Ltd.	11,953	1,298,933
Coty, Inc., Class A*	27,163	327,043
Darling Ingredients, Inc.*	12,695	879,129
	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Flowers Foods, Inc.	15,719	$388,416
Ingredion, Inc.	5,108	568,316
Lamb Weston Holdings, Inc.	11,483	1,189,983
Post Holdings, Inc.*	4,259	363,293
US Foods Holding Corp.*	17,544	749,655

Total Consumer Staples		6,471,168

Energy — 1.4%
ChampionX Corp.	15,823	563,299
HF Sinclair Corp.	12,885	671,179
New Fortress Energy, Inc.	6,209	177,267
NOV, Inc.	31,209	626,677

Total Energy		2,038,422

Financials — 12.1%
Affiliated Managers Group, Inc.	2,856	395,956
Ally Financial, Inc.	21,721	663,359
Annaly Capital Management, Inc.	39,399	791,526
Assurant, Inc.	4,251	571,802
Axis Capital Holdings Ltd.	1,172	64,601
Axis Capital Holdings Ltd.	5,024	276,923
Carlyle Group, Inc. (The)	16,235	578,778
Cboe Global Markets, Inc.	8,463	1,182,112
CNA Financial Corp.	2,048	80,200
Comerica, Inc.	10,463	564,584
East West Bancorp, Inc.	11,232	698,743
Equitable Holdings, Inc.	28,962	830,920
First American Financial Corp.	7,934	502,857
Globe Life, Inc.	7,602	852,716
Hanover Insurance Group, Inc. (The)	2,891	328,071
Jack Henry & Associates, Inc.	5,832	977,268
Jefferies Financial Group, Inc.	14,884	547,582
MarketAxess Holdings, Inc.	2,952	794,737
Popular, Inc.	5,619	407,658
Primerica, Inc.	2,929	622,998
Reinsurance Group of America, Inc.	5,350	750,873
RenaissanceRe Holdings Ltd.	3,450	644,322
RLI Corp.	3,240	432,248
SEI Investments Co.	8,868	558,595
Selective Insurance Group, Inc.	4,767	491,907
Unum Group	15,698	763,080
Voya Financial, Inc.	7,748	575,366
Webster Financial Corp.	13,844	655,098
WEX, Inc.*	3,402	644,169

Total Financials		17,249,049

Health Care — 11.4%
Acadia Healthcare Co., Inc.*	7,160	565,855
Bio-Techne Corp.	12,441	1,037,579
Catalent, Inc.*	14,435	700,386
Charles River Laboratories International, Inc.*	4,029	844,237
DaVita, Inc.*	4,316	440,189
DENTSPLY SIRONA, Inc.	17,160	712,483
Encompass Health Corp.	7,869	519,590
Exact Sciences Corp.*	14,192	1,384,288
Exelixis, Inc.*	25,435	501,324
Henry Schein, Inc.*	10,459	824,065
Inspire Medical Systems, Inc.*	2,299	661,675
Jazz Pharmaceuticals PLC*	4,971	648,318

Schedule of Investments ─ IQ Candriam U.S. Mid Cap Equity ETF (formerly, IQ Candriam ESG U.S. Mid Cap Equity ETF) (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Karuna Therapeutics, Inc.*	2,514	$502,222
Medpace Holdings, Inc.*	1,931	488,871
Neurocrine Biosciences, Inc.*	7,614	775,790
Option Care Health, Inc.*	14,338	484,338
Organon & Co.	20,354	447,381
Penumbra, Inc.*	2,904	880,957
QIAGEN NV*	18,238	853,903
Repligen Corp.*	4,155	712,832
Sarepta Therapeutics, Inc.*	6,651	720,902
Shockwave Medical, Inc.*	2,886	752,091
United Therapeutics Corp.*	3,653	886,656

Total Health Care		16,345,932

Industrials — 19.5%
A O Smith Corp.	10,035	728,842
Acuity Brands, Inc.	2,552	421,692
Advanced Drainage Systems, Inc.	5,493	670,091
AECOM	11,129	968,223
AGCO Corp.	5,030	669,493
Alaska Air Group, Inc.*	10,217	496,853
Builders FirstSource, Inc.*	10,847	1,566,632
Ceridian HCM Holding, Inc.*	11,786	834,567
CH Robinson Worldwide, Inc.	9,206	922,257
Clarivate PLC*	33,936	322,731
Clean Harbors, Inc.*	4,064	675,681
Donaldson Co., Inc.	9,684	608,446
EMCOR Group, Inc.	3,773	811,346
Fortune Brands Innovations, Inc.	10,239	727,686
FTI Consulting, Inc.*	2,675	468,553
GATX Corp.	2,807	351,885
Graco, Inc.	13,367	1,060,404
Hertz Global Holdings, Inc.*	11,068	186,496
Hubbell, Inc.	4,300	1,341,600
ITT, Inc.	6,588	656,165
Knight-Swift Transportation Holdings, Inc.	12,018	730,093
Landstar System, Inc.	2,868	583,896
Lincoln Electric Holdings, Inc.	4,526	908,413
ManpowerGroup, Inc.	4,059	320,174
Masco Corp.	18,069	1,096,427
MasTec, Inc.*	4,886	575,326
MDU Resources Group, Inc.	15,707	347,439
MSA Safety, Inc.	2,957	490,862
Owens Corning	7,240	1,013,528
Paylocity Holding Corp.*	3,363	762,897
Pentair PLC	13,180	916,010
Plug Power, Inc.*	42,427	556,642
Regal Rexnord Corp.	5,304	828,379
Robert Half International, Inc.	8,429	625,010
Saia, Inc.*	2,130	901,288
Tetra Tech, Inc.	4,256	720,158
Toro Co. (The)	8,331	846,846
Trex Co., Inc.*	8,711	602,279
WESCO International, Inc.	3,512	616,602

Total Industrials		27,931,912

Information Technology — 13.9%
Arrow Electronics, Inc.*	4,648	662,526
Bill Holdings, Inc.*	8,129	1,018,889
Black Knight, Inc.*	12,170	855,794
Ciena Corp.*	11,814	498,551
DocuSign, Inc.*	16,019	862,143
Dolby Laboratories, Inc., Class A	4,761	421,872
	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Dynatrace, Inc.*	17,171	$939,082
Elastic NV*	6,136	407,737
Entegris, Inc.	11,940	1,309,937
F5, Inc.*	4,835	765,090
Flex Ltd.*	36,101	987,723
Gen Digital, Inc.	49,694	966,548
Globant SA*	3,329	581,676
GoDaddy, Inc., Class A*	12,284	946,974
Juniper Networks, Inc.	25,716	714,905
Lattice Semiconductor Corp.*	10,911	992,246
Littelfuse, Inc.	1,962	597,625
Manhattan Associates, Inc.*	4,958	945,094
MKS Instruments, Inc.	4,647	507,313
National Instruments Corp.	10,462	617,258
Nutanix, Inc., Class A*	18,392	555,438
PTC, Inc.*	8,829	1,287,357
Synaptics, Inc.*	3,103	280,232
Twilio, Inc., Class A*	14,192	937,098
Universal Display Corp.	3,488	508,830
Wolfspeed, Inc.*	9,930	654,387

Total Information Technology		19,822,325

Materials — 5.6%
Alcoa Corp.	14,149	512,052
Ashland, Inc.	4,343	396,777
Axalta Coating Systems Ltd.*	17,637	564,384
Commercial Metals Co.	9,275	530,716
Crown Holdings, Inc.	9,575	888,177
Graphic Packaging Holding Co.	24,400	590,480
Huntsman Corp.	14,664	436,547
Packaging Corp. of America	7,120	1,091,852
Reliance Steel & Aluminum Co.	4,688	1,372,928
Sonoco Products Co.	7,755	454,753
United States Steel Corp.	17,976	458,388
Westrock Co.	20,390	678,783

Total Materials		7,975,837

Real Estate — 8.5%
American Homes 4 Rent, Class A	26,768	1,003,265
Boston Properties, Inc.	12,590	838,872
Brixmor Property Group, Inc.	24,003	545,828
Equity LifeStyle Properties, Inc.	14,297	1,017,660
Federal Realty Investment Trust	6,474	657,240
First Industrial Realty Trust, Inc.	10,579	546,934
Healthcare Realty Trust, Inc.	30,269	591,154
Host Hotels & Resorts, Inc.	56,720	1,043,648
Iron Mountain, Inc.	23,200	1,424,480
Jones Lang LaSalle, Inc.*	3,794	631,891
Kimco Realty Corp.	48,651	985,669
Medical Properties Trust, Inc.	47,323	477,489
Omega Healthcare Investors, Inc.	18,771	598,795
Regency Centers Corp.	13,655	894,812
Rexford Industrial Realty, Inc.	15,789	869,816

Total Real Estate		12,127,553

Utilities — 1.4%
Brookfield Renewable Corp., Class A	13,758	428,837
Clearway Energy, Inc., Class A	2,537	62,588
Clearway Energy, Inc., Class C	6,408	169,235
Essential Utilities, Inc.	21,199	896,506

Schedule of Investments ─ IQ Candriam U.S. Mid Cap Equity ETF (formerly, IQ Candriam ESG U.S. Mid Cap Equity ETF) (continued)

July 31, 2023 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
NextEra Energy Partners LP	6,850	$372,982

Total Utilities		1,930,148

Total Common Stocks
(Cost $135,907,317)		142,903,960

Short-Term Investment — 0.0%(a)

Money Market Fund — 0.0%(a)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)
(Cost $40,584)	40,584	40,584

Total Investments — 100.0%
(Cost $135,947,901)		142,944,544
Other Assets and Liabilities, Net — 0.0%(a)		45,225
Net Assets — 100.0%		$142,989,769

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Reflects the 1-day yield at July 31, 2023.

Schedule of Investments ─ IQ Candriam U.S. Mid Cap Equity ETF (formerly, IQ Candriam ESG U.S. Mid Cap Equity ETF) (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$142,903,960	$–	$–	$142,903,960
Short-Term Investment:
Money Market Fund	40,584	–	–	40,584
Total Investments in Securities	$142,944,544	$–	$–	$142,944,544

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.